Acquisitions - Additional Information (Detail) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 07, 2016 USD ($)	Mar. 31, 2016 USD ($) Markets	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets		$ 511,138
Total purchase price of outdoor advertising assets paid in cash		502,138	$ 19,647	$ 153,877	$ 65,021	$ 92,248
Non cash consideration of outdoor advertising assets		9,000
Gain on exchange of outdoor advertising assets		8,599
Portion of acquired intangible assets assigned to goodwill		158,545
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets				158,552
Total purchase price of outdoor advertising assets paid in cash				153,877
Non cash consideration of outdoor advertising assets				4,675
Gain on exchange of outdoor advertising assets				4,326
Total acquired intangible assets				137,530
Portion of acquired intangible assets assigned to goodwill				34,275
Amount deductible for tax purposes				27,082
Aggregate amortization expense related to acquisition				4,588
2015 Acquisitions [Member] | Other [Member]
Business Acquisition [Line Items]
Total acquired intangible assets				$ 103,255
Weighted average useful life				14 years
2015 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets				$ 14,901
Weighted average useful life				7 years
2015 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets				$ 87,899
Weighted average useful life				15 years
2014 Acquisitions [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets paid in cash					65,021
Total acquired intangible assets					53,790
Portion of acquired intangible assets assigned to goodwill					9,457
Amount deductible for tax purposes					9,457
Aggregate amortization expense related to acquisition					1,452
2014 Acquisitions [Member] | Other [Member]
Business Acquisition [Line Items]
Total acquired intangible assets					$ 44,333
Weighted average useful life					14 years
2014 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Total acquired intangible assets					$ 7,216
Weighted average useful life					7 years
2014 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Total acquired intangible assets					$ 36,982
Weighted average useful life					15 years
Clear Channel Outdoor Holdings, Inc [Member]
Business Acquisition [Line Items]
Total purchase price of outdoor advertising assets		$ 458,500
Total purchase price of outdoor advertising assets paid in cash	$ 458,500
Number of business acquired | Markets		5